STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP PMI DPSP $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 47,759
Dividends and interest	10,100
Total investment income	57,859
Interest income on notes receivable from participants	59
Contributions to the Plan:
By employer	12,884
By participants	8,844
Total contributions	21,728
Net additions	79,646
Deductions from net assets attributed to:
Distributions and withdrawals	61,341
Other	(52)
Total deductions	61,289
Net increase	18,357
Net assets available for benefits:
Beginning of year	303,473
End of year	$ 321,830